Contractual Liabilities	6 Months Ended
Jun. 30, 2026
Long Term Contractual Liabilities [Abstract]
Contractual Liabilities	CONTRACTUAL LIABILITIES
During 2025 and during the six-month period ended June 30, 2026, Petróleos Mexicanos entered into amendment agreements with suppliers and contractors with the purpose of extending the payment terms of certain accrued and accepted commercial obligations during the period, in accordance with the financial scheme authorized by the Board of Directors. As a result of these agreements, the original balances recorded as short-term accounts payable to suppliers generated in 2025, were replaced by new obligations with maturities to eight years, subject to a schedule of quarterly payments of principal and interest. As a result, the nature of the obligation changed from a commercial account payable to a financial liability with terms that differ from those originally agreed with the suppliers.

Additionally, certain suppliers chose to present their accounts receivable to a Fideicomiso Privado Irrevocable de Administración y Fuente de Pago (Irrevocable Private Trust for Administration and Source of Payment), resulting in a legal subrogation from the original creditor, without modifying the agreed economic terms in the amendment agreements. In these cases, Petróleos Mexicanos maintains a direct financial obligation to the trust.

Petróleos Mexicanos assessed whether the modifications to the contractual terms resulted in the derecognition of the original liability, considering the extended maturity, the addition of interest on outstanding balances and the scheduled quarterly payments. Based on this assessment, Petróleos Mexicanos concluded that the amendment agreements together with the legal subrogation in applicable cases, resulted in the extinction of the original obligation and the recognition of a new financial liability.

Consequently, Petróleos Mexicanos derecognized the original liabilities and recognized a new financial liability classified as “Short-term and Long-term contractual liabilities”, which was initially measured at fair value. The contractual interest rates of the amendment agreements approximate market rates for instruments with similar terms and credit risk; accordingly, no material gain or loss arose upon initial recognition of the new financial liabilities.
The following table presents the balance of contractual liabilities as of June 30, 2026:

	June 30, 2026
Short-term Contractual liabilities	Ps.	10,863,620
Long-term Contractual liabilities	244,524,393
Total Contractual liabilities	Ps.	255,388,013

The book value of each of the new contractual liabilities is presented below:

Contractual liability	Date of Agreement	Interest rate spread	Balances as of June 30, 2026
1st. Group	September 8, 2025	1.85%	Ps.	3,020,383
2nd. Group	October 17, 2025	1.85%	26,979,280
3rd. Group	November 14, 2025	1.85%	2,515,517
4th. Group	November 21, 2025	1.85%	37,799,001
5th. Group	December 16, 2025	1.80%	29,793,236
6th. Group	December 30, 2025	1.80%	91,902,792
7th. Group	February 6, 2026	1.80%	28,077,779
8th. Group	February 27, 2026	1.80%	10,959,811
9th. Group	March 31, 2026	1.80%	16,952,093
10th. Group	May 5, 2026	1.80%	3,671,982
	Subtotal		Ps.	251,671,874
	Net accrued interest		3,716,139
	Total		Ps.	255,388,013
Accrued interest is determined based on a variable rate equivalent to TIIE plus a margin of 1.80% or 1.85%, as applicable. Accrued interest is recognized as a financial cost in the statement of comprehensive income.

Liabilities arising from the amendment agreements are presented separately in the statement of financial position in the “Short-term and Long-term contractual liabilities” line item as they represent financial obligations distinct from ordinary accounts payable. Cash flows related to the payment of principal and interest of long-term contractual liabilities are presented in the statement of cash flows as financing activities.
The following table presents the roll-forward of contractual liabilities during the six-month period ended June 30, 2026:

	2026
At the beginning of the year	Ps.	193,033,065
Increase in contractual liabilities	58,638,810
Accrued interest	8,852,616
Interest paid	(5,136,478)
At the end of the period	Ps.	255,388,013

Information regarding the fair value measurement is disclosed in Note 8.

The following table sets out the amortization of contractual liabilities as of June 30, 2026:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Amortization of Contractual Liabilities as of June 30, 2026	Ps.	3,716,139	21,442,444	31,509,319	34,630,050	38,052,787	126,037,274	Ps.	255,388,013